Summary Prospectus Supplement dated March 18, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:
Invesco Structured Core Fund
Effective March 21, 2011, the following information replaces the table in its entirety appearing under the heading “Management of the Fund” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ralph Coutant	Portfolio Manager	2009
Glen Murphy	Portfolio Manager	2010
Anthony Shufflebotham	Portfolio Manager	2009
Daniel Tsai	Portfolio Manager	2011
Anne Unflat	Portfolio Manager	2010”

Summary Prospectus Supplement dated March 18, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Structured Core Fund
Effective March 21, 2011, the following information replaces the table in its entirety appearing under the heading “Management of the Fund” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ralph Coutant	Portfolio Manager	2009
Glen Murphy	Portfolio Manager	2010
Anthony Shufflebotham	Portfolio Manager	2009
Daniel Tsai	Portfolio Manager	2011
Anne Unflat	Portfolio Manager	2010”